Expense Example	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Insitutional Class Expense Example, with Redemption, 10 Years
USD ($)	681	905	1,146	1,838	288	582	1,001	2,169	137	428	739	1,624	87	271	471	1,049	73	227	395	883	685	916	1,167	1,881	292	594	1,021	2,212	142	440	761	1,669	91	284	493	1,096	74	230	401	894	679	907	1,153	1,856	286	584	1,007	2,187	135	430	746	1,643	85	274	478	1,069